LOOMIS SAYLES FUNDS

Supplement dated May 1, 2017 to the Loomis Sayles Funds Summary Prospectuses and Statutory Prospectus, dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund

Effective immediately, the chart in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

	Minimum Initial Investment	Minimum Subsequent Investment
Institutional Class	$100,000	$50
Retail Class	$2,500	$50
Admin Class	No Minimum	No Minimum
Class N*	$1,000,000	No Minimum

*	There is no initial investment minimum for Certain Retirement Plans held in an omnibus fashion and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

NATIXIS FUNDS

Supplement dated May 1, 2017 to the Natixis Funds Summary Prospectuses and Statutory Prospectuses dated February 28, 2017 and March 31, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Mirova Global Green Bond Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles Limited Term Government and	Natixis Sustainable Future 2045 Fund
Agency Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Senior Floating Rate and Fixed	Natixis Sustainable Future 2055 Fund
Income Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Value Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.